RESTRUCTURING COSTS	6 Months Ended
Jun. 30, 2026
RESTRUCTURING COSTS
RESTRUCTURING COSTS

4 RESTRUCTURING COSTS

Restructuring costs include severance and other personnel costs, professional fees, impairments of assets and other related items. The Group’s restructuring costs for the six months ended 30 June 2026 totalled £169m (2025: £26m). This primarily includes a charge of £168m relating to the operating model transformation announced on 8 January 2026, partially offset by gains of £21m arising from the Maidenhead site closure.

On 8 January 2026, Haleon announced an evolution of its operating model to support the delivery of its Win as One strategy. The changes include the establishment of six Operating Units and changes to the Group's leadership and organisational structure. The restructuring charges primarily relate to employee-related costs arising from organisational changes associated with the implementation of the new operating model. Of the total restructuring charge, £151m relates to severance and other termination benefits for impacted employees, with the remainder relating to other directly attributable restructuring costs.

Restructuring costs are reported within cost of sales (2026: £9m, 2025: £11m), selling, general and administration (2026: £156m, 2025: £14m) and research and development (2026: £4m, 2025: £1m).